Income Tax - Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed	$ 2,854,133	$ 4,990,172
Unused amount	2,854,133	4,990,172
Unrecognized amount	2,854,133	4,990,172
Year incurred 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed	112,912	1,391,266
Unused amount	112,912	1,391,266
Unrecognized amount	$ 112,912	$ 1,391,266
Expiry year	2030 years	2030 years
Year incurred 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed	$ 395,005	$ 462,800
Unused amount	395,005	462,800
Unrecognized amount	$ 395,005	$ 462,800
Expiry year	2031 years	2031 years
Year incurred 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed	$ 2,178,042	$ 2,382,650
Unused amount	2,178,042	2,382,650
Unrecognized amount	$ 2,178,042	$ 2,382,650
Expiry year	2032 years	2032 years
Year incurred 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed	$ 168,174	$ 151,691
Unused amount	168,174	151,691
Unrecognized amount	$ 168,174	$ 151,691
Expiry year	2033 years	2033 years
Year incurred 2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed		$ 335,863
Unused amount		335,863
Unrecognized amount		$ 335,863
Expiry year		2026 years
Year incurred 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount filed/ assessed		$ 265,902
Unused amount		265,902
Unrecognized amount		$ 265,902
Expiry year		2028 years